6. CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
6. CONVERTIBLE DEBT

Short Term Notes Payable

At June 30, 2014, the Company maintained notes payable and accrued interest to related parties totaling $282,000. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of 10%.

Notes Payable

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company renegotiated one of the two past due notes. The new note accrued interest at 6% and was paid in full during the quarter ended June 30, 2013. On April 16, 2013, the Company renegotiated the other note. The renegotiated note accrues interest at 9.0%, with a 16.0% default rate, requires monthly payments of $10,000, including interest, and matures November 2015. The balance due on this note was approximately $158,000 and $208,000 at June 30, 2014 and December 31, 2013, respectively. As of June 30, 2014, the note is accruing interest at the default rate, of which $60,000 is payable during the year ending December 31, 2014 and $105,000 is payable during the year ending December 31, 2015.

Short Term Notes Payable

At December 31, 2012, the Company maintained a note payable to IQMS, an enterprise resources planning software provider, of approximately $34,000, as well as a note to Premium Assignment Corporation, an insurance premium financing company, of approximately $33,000. These notes were 8 and 12 month, straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,300 and $11,000 per month, respectively. The notes carried annual interest rates ranging between 5-6%. The Premium Assignment Corporate note was paid in full during the quarter ended March 31, 2013. The IQMS note was paid in full during the quarter ended September 30, 2013.

At December 31, 2013, the Company maintained an additional note payable to Premium Assignment Corporation of approximately $35,000. This note is an 8 month, straight-line amortizing loan dated July 4, 2013 with monthly principal and interest payments of approximately $12,000 per month. The note carries an annual interest rate of 5.34%.

Notes Payable

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company renegotiated one of the two past due notes. The new note accrued interest at 6% and was paid in full during the quarter ended June 30, 2013. On April 16, 2013, the Company renegotiated the other note. The renegotiated note accrues interest at 9.0%, requires monthly payments of $10,000, including interest, and matures November 2015. The balance due on this note was approximately $208,000 at December 31, 2013, of which $103,000 is payable during the year ending December 31, 2014 and $105,000 is payable during the year ending December 31, 2015.